Stock-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-based compensation	Stock-based compensation
The Company has various stock-based compensation plans for eligible employees. A description of the major plans is provided herein.

Stock-based compensation expense

In millions	Year ended December 31,	2025	2024	2023
Share Units Plan		$64	$33	$25
Voluntary Incentive Deferral Plan (VIDP)		1	1	2
Stock Option Plan		11	12	11
Employee Share Investment Plan (ESIP)		30	28	26
Total stock-based compensation expense		$106	$74	$64
Income tax impacts of stock-based compensation
Tax benefit recognized in income		$27	$18	$15
Excess tax benefit (deficiency) recognized in income		$(6)	$15	$10

Share Units Plan
The objective of the Share Units Plan is to enhance the Company's ability to attract and retain talented employees and to provide alignment of interests between such employees and the shareholders of the Company. Under the Share Units Plan, the Company grants performance share unit (PSU) awards and restricted share unit (RSU) awards.

PSU-ROIC awards settle depending on the level of attainment of a target return on invested capital (ROIC) performance condition, as defined by the award agreement, over the plan period of three years. The level of attainment of the performance condition results in a performance vesting factor that ranges from 0% to 200%. Settlement of the 2023 PSU-ROIC award is also conditional upon the attainment of a minimum share price market condition, calculated using the average of the last three months of the plan period. PSU-ROIC awards granted in 2024 and thereafter are not subject to a minimum share price condition.

PSU-TSR awards settle depending on the level of attainment of a target total shareholder return (TSR) market condition, as defined by the award agreement, over the plan period of three years. The level of attainment of the market condition results in a performance vesting factor that ranges from 0% to 200% depending on the Company's TSR relative to a Class I Railways peer group and the S&P/TSX 60 companies for awards granted in 2023, and relative to the S&P North American LargeMidCap transportation index for awards granted in 2024 and thereafter.

RSU awards settle depending on continued employment throughout the plan period, and are not subject to market or performance conditions.

For PSU and RSU awards granted on or after January 1, 2024, dividends declared and paid on common shares accumulate in the form of additional units on a quarterly basis over the plan period.

PSUs and RSUs are settled in common shares of the Company by way of disbursement from the Share Trusts (see Note 18 – Share capital). The number of shares remitted to the participant upon settlement is equal to the sum of the number of PSUs awarded multiplied by the performance vesting factor and the number of RSUs awarded, less shares withheld to satisfy the participant's withholding tax requirement. This calculation also includes units granted in lieu of dividends for the Share Units Plan awards granted as of January 1, 2024.

	PSU-ROIC (1)		PSU-TSR (2)		RSUs (3)
	Units	Weighted-average grant date fair value	Units	Weighted-average grant date fair value	Units	Weighted-average grant date fair value
	In millions		In millions		In millions
Outstanding at December 31, 2024	0.4	$123.77	0.4	$192.33	0.2	$157.55
Granted (4)	0.3	$143.37	0.1	$186.96	0.3	$143.89
Settled (5)	—	$—	(0.1)	$179.03	—	$132.53
Forfeited	(0.1)	$133.59	—	$191.49	—	$146.87
Expired (6)	(0.2)	$89.37	(0.1)	$174.04	—	$—
Outstanding at December 31, 2025	0.4	$153.18	0.3	$198.61	0.5	$148.51
Nonvested at December 31, 2024	0.4	$123.77	0.2	$192.33	0.2	$157.55
Granted (4)	0.3	$143.37	0.1	$186.96	0.3	$143.89
Vested (7)	—	$—	—	$—	(0.1)	$143.47
Forfeited	(0.1)	$133.59	—	$191.49	—	$146.87
Expired (6)	(0.2)	$89.37	(0.1)	$174.04	—	$—
Nonvested at December 31, 2025	0.4	$153.18	0.2	$198.61	0.4	$149.18
(1)The grant date fair value of equity settled PSU-ROIC awards granted in 2025 of $36 million is valued based on the closing share price of the Company's stock on the date of the grant. As at December 31, 2025, total unrecognized compensation cost related to all outstanding awards was $14 million and is expected to be recognized over a weighted-average period of 1.9 years.
(2)The grant date fair value of equity settled PSU-TSR awards granted in 2025 of $30 million is calculated using a Monte Carlo simulation model. As at December 31, 2025, total unrecognized compensation cost related to all outstanding awards was $22 million and is expected to be recognized over a weighted-average period of 1.8 years.
(3)The grant date fair value of equity settled RSU awards granted in 2025 of $49 million is valued based on the closing share price of the Company's stock on the date of the grant. As at December 31, 2025, total unrecognized compensation cost related to all outstanding awards was $27 million and is expected to be recognized over a weighted-average period of 1.5 years.
(4)Units granted in lieu of dividends have not been quantified as they relate to a nominal amount of units.
(5)Equity settled PSU-TSR awards granted in 2022 attained a performance vesting factor of 50%. In the first quarter of 2025, these awards were settled, net of the remittance of the participants' withholding tax obligation of $4 million, by way of disbursement from the Share Trusts of a nominal number of common shares.
(6)For the 2023 grant, the levels of ROIC and TSR attained resulted in performance vesting factors of 0%. As a result, no PSUs vested under this award. Equity settled PSU-ROIC awards granted in 2023 of 0.2 million units with a fair value of $nil did not meet the vesting conditions as of December 31, 2025. Equity settled PSU-TSR awards granted in 2023 of 0.1 million units with a fair value of $21 million did not meet the vesting conditions as of December 31, 2025.
(7)These awards are expected to be settled in the first quarter of 2026.

Additional information

Year of grant	2025	2024	2023
Assumptions (1)
Stock price ($) (2)	143.38	166.67	157.91
Expected stock price volatility (%) (3)	18	20	26
Expected term (years) (4)	3.0	3.0	3.0
Risk-free interest rate (%) (5)	2.55	3.80	3.38
Dividend rate ($) (6)	3.56	3.38	3.16
Weighted-average grant date fair value ($)
PSU-ROIC	143.37	166.63	89.37
PSU-TSR	186.96	217.75	174.04
RSU	143.68	166.64	142.39
(1)Represents the weighted-average assumptions used to calculate the grant date fair values of equity settled PSU-TSR awards.
(2)Represents the closing stock price on the grant date.
(3)Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(4)Represents the period of time that awards are expected to be outstanding.
(5)Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(6)Based on the annualized dividend rate.

Voluntary Incentive Deferral Plan
The Company's VIDP provides eligible senior management employees the opportunity to elect to receive their annual incentive bonus payment in deferred share units (DSU) up to specific deferral limits. A DSU is equivalent to a common share of the Company and also earns dividends when normal cash dividends are paid on common shares. The number of DSUs received by each participant is established at the time of deferral. For each participant, the Company will grant a further 25% of the amount elected in DSUs, which will vest over a period of four years. The election to receive eligible incentive payments in DSUs is no longer available to a participant when the value of the participant's vested DSUs have reached their deferral limit, which is expressed as a multiple of their base salary.
DSUs are settled in common shares of the Company at the time of cessation of employment by way of an open market purchase by the Company. The number of shares remitted to the participant is equal to the number of DSUs awarded less shares withheld to satisfy the participant's withholding tax requirement.

	DSUs (1)
	Units	Weighted-average grant date fair value
	In millions
Outstanding at December 31, 2024	0.3	$120.55
Granted	—	$147.94
Settled	—	$124.64
Outstanding at December 31, 2025 (2)	0.3	$121.72
(1)The grant date fair value of equity settled DSUs granted in 2025 of $3 million is calculated using the Company's stock price on the grant date. As at December 31, 2025, the aggregate intrinsic value of all equity settled DSUs outstanding amounted to $39 million.
(2)The total fair value of equity settled DSU awards vested, the number of units outstanding that were nonvested, unrecognized compensation cost and the remaining recognition period, and the withholding tax obligation remitted on the settlement of DSU awards have not been quantified as they relate to a nominal number of units.

Stock Option Plan
The Company's Stock Option Plan allows for eligible employees to acquire common shares of the Company upon vesting at a price equal to the market value of the common shares at the grant date. The options issued by the Company are conventional options that vest over a period of time. Options generally vest over a period of four years of continuous employment for options granted in 2024 and thereafter. Options granted between 2020 and 2023 generally vest over a period of five years. Options are not generally exercisable during the first 12 months after the date of grant and expire after 10 years. As at December 31, 2025, 12.2 million common shares remained authorized for future issuances under these plans.

During the year ended December 31, 2025, the Company granted 0.6 million (2024 - 0.4 million; 2023 - 0.6 million) stock options.

	Options outstanding		Nonvested options
	Number of options	Weighted-average exercise price	Number of options	Weighted-average grant date fair value
	In millions		In millions
Outstanding at December 31, 2024 (1)	3.2	$142.55	1.4	$29.82
Granted (2)	0.6	$143.19	0.6	$26.36
Forfeited/Cancelled	(0.2)	$152.19	(0.2)	$29.44
Exercised (3)	(0.5)	$115.01	N/A	N/A
Vested (4)	N/A	N/A	(0.6)	$26.96
Outstanding at December 31, 2025 (1)	3.1	$141.35	1.2	$29.40
Exercisable at December 31, 2025 (1)	1.8	$134.32	N/A	N/A
(1)Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
(2)The grant date fair value of options granted in 2025 of $15 million ($26.36 per option) is calculated using the Black-Scholes option-pricing model. As at December 31, 2025, total unrecognized compensation cost related to all outstanding awards was $17 million and is expected to be recognized over a weighted-average period of 2.3 years.
(3)The total intrinsic value of options exercised in 2025 was $14 million (2024 - $29 million; 2023 - $33 million). The cash received upon exercise of options in 2025 was $56 million (2024 - $41 million; 2023 - $49 million).
(4)The grant date fair value of options vested in 2025 was $14 million (2024 - $11 million; 2023 - $10 million).

The following table provides the number of stock options outstanding and exercisable as at December 31, 2025 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2025 at the Company's closing stock price of $135.75.

	Options outstanding				Options exercisable
	Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices	In millions			In millions	In millions		In millions
$ 74.18 - $ 120.00	0.5	2.2	$103.61	$16	0.5	$103.61	$16
$ 120.01 - $ 135.00	0.5	4.5	$129.73	3	0.4	$129.45	3
$ 135.01 - $ 150.00	0.8	7.5	$140.22	—	0.3	$143.13	—
$ 150.01 - $ 165.00	0.8	6.7	$159.12	—	0.4	$158.95	—
$ 165.01 - $ 178.52	0.5	7.6	$169.02	—	0.2	$169.30	—
Balance at December 31, 2025 (1)	3.1	5.9	$141.35	$19	1.8	$134.32	$19
(1)    Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. The weighted-average years to expiration of exercisable stock options was 4.6 years.

Additional information

Year of grant	2025	2024	2023
Assumptions
Grant price ($)	143.19	166.61	157.89
Expected stock price volatility (%) (1)	22	23	23
Expected term (years) (2)	5.3	5.4	5.5
Risk-free interest rate (%) (3)	2.67	3.50	2.98
Dividend rate ($) (4)	3.55	3.38	3.16
Weighted-average grant date fair value ($)	26.36	36.53	32.96
(1)    Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(2)    Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.
(3)    Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4)    Based on the annualized dividend rate.

Employee Share Investment Plan
The Company has an ESIP giving eligible employees the opportunity to subscribe for up to 10% of their gross salaries to purchase shares of the Company's common stock on the open market and to have the Company invest, on the employees' behalf, a further 35% of the amount invested by the employees, up to 6% of their gross salaries.

Company contributions to the ESIP, which consist of shares purchased on the open market, are subject to a one-year vesting period and are forfeited should certain participant contributions be sold or disposed of prior to vesting. Company contributions to the ESIP are held in Share Trusts until vesting, at which time shares are delivered to the employee.

	ESIP
	Number of shares	Weighted-average share price
	In millions
Unvested contributions, December 31, 2024	0.2	$163.25
Company contributions	0.3	$138.50
Vested (1)	(0.2)	$163.11
Forfeited	—	$143.95
Unvested contributions, December 31, 2025 (2)	0.3	$138.17
(1)The total fair value of units purchased with Company contributions that vested in 2025 was $30 million (2024 - $28 million).
(2)As at December 31, 2025, total unrecognized compensation cost related to all outstanding units was $17 million and is expected to be recognized over the next 12 months.

Additional information

Year ended December 31,	2025	2024	2023
Number of participants holding shares	22,015	21,492	21,450
Total number of ESIP shares purchased on behalf of employees (millions)	1.6	1.2	1.2